Financial instruments-Risk management and fair value - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Investments at fair value	$ 69,500	$ 107,800
Net change in fair value of derivatives	(4,325)	4,469	$ (98,347)
Debt including current maturities	$ 1,980,441	$ 1,670,807
Interest rate and cash flow risk
Disclosure of detailed information about financial instruments [line items]
Average interest rate on derivatives	100.00%
Change in interest expense	$ 9,100
Increase decrease in fair value of debt	$ 36,100
Currency risk
Disclosure of detailed information about financial instruments [line items]
Percentage of foreign exchange risk expenses	84.20%	83.60%	79.20%
Currency risk | U.S. dollars
Disclosure of detailed information about financial instruments [line items]
Percentage of foreign exchange risk revenue	67.50%	65.00%	64.30%
Fixed Rated Debt
Disclosure of detailed information about financial instruments [line items]
Debt including current maturities	$ 1,062,900
Variable Rated Debt
Disclosure of detailed information about financial instruments [line items]
Debt including current maturities	$ 917,500
Fuel derivative instruments
Disclosure of detailed information about financial instruments [line items]
Derivative instrument hypothetical increases percentage	10.00%
Fuel derivative instruments | 2023 projection
Disclosure of detailed information about financial instruments [line items]
Derivative instrument expense increase	$ 88,900